Time charter revenue - Operating revenue (Table) (Details) - Customer Concentration Risk [Member] - Revenues [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
MAERSK [Member]
Disaggregation of Revenue [Line Items]
Percentage of revenue	30.26%	33.63%	30.82%
H A P A G L L O Y D [Member]
Disaggregation of Revenue [Line Items]
Percentage of revenue	21.01%	7.59%	2.64%
CMA CGM [Member]
Disaggregation of Revenue [Line Items]
Percentage of revenue	18.14%	22.23%	28.59%
MSC [Member]
Disaggregation of Revenue [Line Items]
Percentage of revenue	11.25%	9.27%	7.12%
ZIM [Member]
Disaggregation of Revenue [Line Items]
Percentage of revenue	8.76%	11.77%	13.49%